B. Organization, Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
B. Organization Business And Summary Of Significant Accounting Policies Tables
Fair Value Measurements
Fair value at September 30, 2015
Level 1	Level 2	Level 3
$—	$275	$—

Fair value measurements of warrants using significant unobservable inputs
Fair value measurement of redemption liability
Balance at September 30, 2015	$275
Conversion of convertible promissory notes with redemption feature	(275)
Change in fair value of redemption liability	—
Balance at September 30, 2016	$—

Schedule of Earnings Per Share, Basic and Diluted
	In thousands, except per share data
	Fiscal Year Ended September 30,
	2016	2015
Numerator:
Net loss	$(3,558)	$(2,628)
Less deemed dividend on Series C preferred stock	(2,486)	—
Net loss attributable to common stockholders – basic	$(6,044)	$(2,628)

Net loss attributable to common stockholders – diluted	$(6,044)	$(2,628)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders – basic	148,668	135,883
Effect of potentially dilutive securities:
Common stock warrants	—	—
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net loss per share attributable to common stockholders – diluted	148,668	135,883
Basic net loss per common share	$(0.04)	$(0.02)
Diluted net loss per common share	$(0.04)	$(0.02)